Commitments and Contingencies - Schedule of Aggregate Minimum Annual Lease Payments under Operating Lease (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
2014	$ 672
2015	674
2016	634
2017	553
2018 and thereafter	2,730
Total annual lease payments	$ 5,263